FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	3 Months Ended
Mar. 31, 2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

17. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that of an unexpected loss if a customer or third party fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and receivables. The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution. The Company performs credit evaluations of its customers to reduce the credit risk of receivable balances.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)

17. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Receivables

Receivables primarily consist of trade receivables, accrued receivables and taxes receivable. The Corporation’s exposure to credit risk is associated with trade receivables and the potential risk that any customer is unable to pay amounts due. Allowances for doubtful accounts and bad debts are estimated as at the balance sheet date. The amounts reported for trade receivables on the balance sheet are net of allowances for doubtful accounts and the net carrying value represents the Corporation’s maximum exposure to credit risk.

Management reviews past due trade receivables balances on a continuous basis to monitor potential credit risks. Accounts are considered for impairment on a case-by-case basis when they are past due or when objective evidence is received that a customer may default. A number of factors are considered in determining the likelihood of impairment. All bad debt write-offs and changes in the doubtful trade receivables reserve are expensed or credited, as applicable, to selling expenses in the condensed consolidated interim statement of comprehensive loss.

Draganfly believes that credit risk associated with its trade receivables is limited for the following reasons:

●	Trade receivables balances are spread amongst a broad customer base;
●	The aging profile of trade receivables balances is systematically monitored by management; and
●	Payments for larger orders are requested at least partially in advance of products being shipped

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	March 31, 2026			March 31, 2025
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$103,619,836	10%	$14,479,030	$1,299,964	10%	$210,406
Net monetary liabilities	(532,842)	10%	(74,273)	(111,440)	10%	(16,022)

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Cash, equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the condensed consolidated interim statements of financial position. These financial assets and liabilities are measured at fair value through profit and loss.

March 31, 2026	Level 1	Level 3	Total
Cash	$147,339,721	$-	$147,339,721
Equity securities in investee companies	28,571	-	28,571
Derivative liability	-	(329,101)	(329,101)
Total	$147,368,292	$(329,101)	$147,039,191

December 31, 2025	Level 1	Level 3	Total
Cash	$90,156,821	$-	$90,156,821
Equity securities in investee companies	71,429	-	71,429
Derivative liability	-	(492,470)	(492,470)
Total	$90,228,250	$(492,470)	$89,735,780

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)

17. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

The following table shows the valuation techniques used in measuring Level 3 fair values for the derivative liability as well as the significant unobservable inputs used.

Type	Valuation technique	Key inputs	Inter-relationship between significant inputs and fair value measurement
Warrant derivative liability	The fair value of the warrants derivative liability at initial recognition and at year end has been calculated using the Black Scholes Option Pricing Model	Key observable inputs ● Share price ● Risk free interest rate ● Dividend yield Key unobservable inputs ● Expected volatility

The estimated fair value would increase (decrease) if:

● The price was higher (lower)

● The risk-free rate was higher (lower)

● The dividend yield was lower (higher)

● The expected volatility was higher (lower)

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

		Impact on comprehensive loss
Unobservable Inputs	Change	Three months ended March 31, 2026	Year ended December 31, 2025
Volatility	20%	$22,330	$25,437